Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Due to customers for contract work	₩ 782,968	₩ 1,031,663
Advances received	1,183,108	864,536
Unearned revenue	7,121	8,702
Withholdings	221,940	186,665
Firm commitment liability	12,192
Others	33,590	22,307
Other current liabilities	2,240,919	2,113,873
Non-current
Advances received	353,631	418,832
Unearned revenue	18,440	20,013
Others	14,360	40,338
Other non-current liabilities	₩ 386,431	₩ 479,183